Consolidated income statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest revenue for financial assets measured at amortised cost	£ 5,512	£ 1,986	£ 2,773
Interest expense recognised on financial liabilities	422	659	656
Interest revenue for financial assets measured at fair value through other comprehensive income	601	504	657
Interest recognised on impaired financial assets	59	61	57
Interest expense for financial liabilities not at fair value through profit or loss	£ 3,740	£ 616	£ 1,299